FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

        Report for six month period ending:                  /        /      (a)
                      or fiscal year ending:               12/      31/   02 (b)

Is this a transition report? (Y/N)             N

Is this an amendment to a previous filing: (Y/N):                             N
                                                                             ---
                                                                             Y/N

Those items or sub-items with a box "|X|" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: Separate Account I of The Equitable Life Assurance Society of the United States
     B. File Number: 811-02581
     C. Telephone Number: (212) 314-5651

2.   A. Street: 1290 Sixth Avenue
     B. City: New York
     C. State: NY
     D. Zip Code: 10104 Zip Ext: E. Foreign Country: Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)               N
                                                                             ---
                                                                             Y/N

4.   Is this the last filing on this form by Registrant? (Y/N)                N
                                                                             ---
                                                                             Y/N

5.   Is Registrant a small business investment company (SBIC)? (Y/N)          N
     [If answer is "Y" (Yes), complete only items 89 through 110.]           ---
                                                                             Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]          ---
                                                                             Y/N

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)           Y
     [If answer is "N" (No), go to item 8.]                                  ---
                                                                             Y/N

     B. How many separate series or portfolios did Registrant have at the
        end of the period?                                                    6
                                                                             ---


SCREEN NUMBER: 01              PAGE NUMBER: 01                  NEXT SCREEN:


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For period ending:       12/31/02         If filing more than one
File number 811-         02581            Page 47, "X" box:                |_|

       UNIT INVESTMENT TRUSTS

111.   A. |X| Depositor Name: The Equitable Life Assurance Society of the United
              States
       B. |X| File Number (If any): 811-02581
       C. |X| City: New York
              State: NY
              Zip Code: 10104              Zip Ext:
              Foreign Country:             Foreign Postal Code:

111.   A. |X| Depositor Name:
       B. |X| File Number (If any):
       C. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

112.   A. |X| Sponsor Name: The Equitable Life Assurance Society of the United
              States
       B. |X| File Number (If any): 811-02581
       C. |X| City: New York
              State: NY
              Zip Code: 10104              Zip Ext:
              Foreign Country:             Foreign Postal Code:

112.   A. |X| Sponsor Name:
       B. |X| File Number (If any):
       C. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:


PAGE NUMBER: 47

For period ending:      12/31/02        If filing more than one
File number 811-        02581           Page 48, "X" box:                   |_|


113.   A. |X| Trustee Name:
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

113.   A. |X| Trustee Name:
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

114.   A. |X| Principal Underwriter Name: AXA Advisors, LLC
       B. |X| File Number : 8-17883
       B. |X| City: New York
              State: NY
              Zip Code: 10019              Zip Ext:
              Foreign Country:             Foreign Postal Code:

114.   A. |X| Principal Underwriter Name:
       B. |X| File Number : 8-
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

115.   A. |X| Independent Public Accountant Name: PricewaterhouseCoopers LLP
       B. |X| City: New York
              State: NY
              Zip Code: 10036              Zip Ext:
              Foreign Country:             Foreign Postal Code:

115.   A. |X| Independent Public Accountant Name:
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:


PAGE NUMBER: 48

For period ending:    12/31/02         If filing more than one
File number 811-      02581            Page 49, "X" box:                     |_|


116. Family of investment companies information:

     A. |X| Is Registrant part of a family of investment companies? (Y/N)               Y
                                                                                       ---
                                                                                       Y/N
     B. |X| Identify the family in 10 letters: EQUITABLE1
            (NOTE: In filing this form, use this identification
            consistently for all investment companies in family. This
            designation is for purposes of this form only.)

117. A. |X| Is Registrant a separate account of an insurance company? (Y/N)             Y
                                                                                       ---
                                                                                       Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B. |X| Variable annuity contracts? (Y/N)                                           N
                                                                                       ---
                                                                                       Y/N

     C. |X| Scheduled premium variable life contracts? (Y/N)                            Y
                                                                                       ---
                                                                                       Y/N

     D. |X| Flexible premium variable life contracts? (Y/N)                             N
                                                                                       ---
                                                                                       Y/N

     E. |X| Other types of insurance products registered under the Securities
            Act of 1933? (Y/N)                                                          N
                                                                                       ---
                                                                                       Y/N

118.    |X| State the number of series existing at the end of the period that
            had securities registered under the Securities Act of 1933                  6
                                                                                       ---

119.    |X| State the number of new series for which registration statements
            under the Securities Act of 1933 became effective during the period         0
                                                                                       ---

120.    |X| State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)

121.    |X| State the number of series for which a current prospectus was in
            existence at the end of the period                                          6
                                                                                       ---

122.    |X| State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
            current period                                                             ---


PAGE NUMBER: 49

For period ending:     12/31/02        If filing more than one
File number 811-       02581           Page 50, "X" box:                    |_|


123.   |X| State the total value of the additional units considered in
            answering item 122 ($000's omitted)                              $
                                                                            ---

124.   |X| State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were
           placed in the subsequent series) ($000's omitted)                 $
                                                                            ---

125.   |X| State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
           principal underwriter and any underwriter which is an
           affiliated person of the principal underwriter during the
           current period solely from the sale of units of all series
            of Registrant ($000's omitted)                                $1,642
                                                                          ------

126.   |X| Of the amount shown in item 125, state the total dollar
           amount of sales loads collected from secondary market
           operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
           portfolio of a subsequent series). ($000's omitted)               $
                                                                            ---

127.   |X| List opposite the appropriate description below the number
           of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                                        TOTAL INCOME
                                                       NUMBER OF                        DISTRIBUTIONS
                                                        SERIES         TOTAL ASSETS        ($000'S
                                                       INVESTING     ($000'S OMITTED)     OMITTED)
  A.    U.S. Treasury direct issue                                   $                 $
  B.    U.S. Government agency                                       $                 $
  C.    State and municipal tax-free                                 $                 $
  D.    Public utility debt                                          $                 $
  E.    Brokers or dealers debt or debt of                           $                 $
        brokers' or dealers' parent
  F.    All other corporate intermed.                                $                 $
        & long-term debt
  G.    All other corporate short-term debt                          $                 $
  H.    Equity securities of brokers or dealers                      $                 $
        or parents of brokers or dealers
  I.    Investment company equity securities                         $                 $
  J.    All other equity securities                   6              $527,429          $
  K.    Other securities                                             $                 $
  L.    Total assets of all series of Registrant      6              $527,429          $


PAGE NUMBER: 50

For period ending:     12/31/02           If filing more than one
File number 811-       02581              Page 51, "X" box:                 |_|



128.   |X| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
           other than the issuer? (Y/N)                                     ---
                                                                            Y/N

           [If answer is "N" (No), go to item 131.]

129.   |X| Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end
           of the current period? (Y/N)                                     ---
                                                                            Y/N

           [If answer is "N" (No), go to item 131.]

130.   |X| In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
           derived from insurance or guarantees? (Y/N)                      ---
                                                                            Y/N

131.       Total expenses incurred by all series of Registrant during the
           current reporting period ($000's omitted)                         $
                                                                            ---

132.   |X| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           811-02581      811-         811-          811-          811-
           811-           811-         811-          811-          811-
           811-           811-         811-          811-          811-
           811-           811-         811-          811-          811-
           811-           811-         811-          811-          811-
           811-           811-         811-          811-          811-
           811-           811-         811-          811-          811-
           811-           811-         811-          811-          811-
           811-           811-         811-          811-          811-


PAGE NUMBER: 51

This report is signed on behalf of the Registrant in the City and State of New York on the 3rd day of March 2003.

The Equitable Life Assurance Society of the United States and its Separate Account I

Witness:   /s/ Abhay R. Shah                By:  /s/ Rosemarie Albrizio
           -----------------                     ----------------------
           Abhay R. Shah                         Rosemarie Albrizio
           Assistant Vice President              Vice President

PAGE NUMBER: 52